Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income	$ 4,210	$ 17,529	$ 117,641	$ 153,184	$ 174,660
Adjustments to reconcile net income to cash provided by operations:
Depreciation and amortization	20,376	16,087	81,660	81,953	42,664
Deferred income tax benefit	(1,660)	(218)	8,130	(45,053)	(29,028)
Equity in earnings of and gain recorded on acquisition of non-consolidated affiliate			0	0	(14,500)
Post-retirement and pension plan changes	1,141	796	13,349	27,184	11,088
Currency gains	23	(139)	(3,509)	(1,463)	(7,153)
Stock-based compensation, including incentive compensation paid in company stock	2,366	3,538	9,601	8,910	7,355
Interest expense	3,433	2,975	12,500	11,607	2,620
Insurance recoveries	0	4,007	4,007	0	0
Other charges, net	262	(6,447)	(16,492)	(11,201)	4,299
Increase in working capital	(8,934)	(47,110)	(106,220)	(142,587)	(41,790)
Increase in long-term assets and liabilities	(3,218)	(6,392)	(19,267)	(5,937)	(5,293)
Net cash provided by operating activities	17,999	(15,374)	101,400	76,597	144,922
Cash flow from investing activities:
Capital expenditures	(13,156)	(31,424)	(127,728)	(156,616)	(86,049)
Loan repayment from non-consolidated affiliate			0	0	6,000
(Payments) proceeds from derivative instruments	2,181	3,623	7,572	14,412	(1,109)
Cash paid for acquisitions, net of cash acquired of $8,240 in 2010 and $0 in 2011			0	(20,510)	(241,204)
Other	0	53	194	748	810
Net cash used in investing activities	(10,975)	(27,748)	(119,962)	(161,966)	(321,552)
Cash flow from financing activities:
Short-term debt (reductions) borrowings, net	(6,324)	(3,012)	(5,738)	14,016	(850)
Revolving Facility borrowings	66,000	100,000	425,000	584,000	165,000
Revolving Facility reductions	(52,500)	(47,000)	(587,500)	(482,000)	(35,000)
Proceeds from long-term debt			300,000	0	0
Principal payments on long-term debt	(99)	(97)	(225)	(222)	(56)
Supply chain financing	(14,304)	(5,262)	(2,967)	4,970	10,555
Proceeds from exercise of stock options	132	92	157	2,028	3,901
Purchase of treasury shares	(181)	(1,185)	(103,445)	(30,940)	(1,431)
Refinancing fees and debt issuance costs			(6,385)	(4,988)	(4,595)
Other	(5,647)	(127)	5,215	(1,403)	716
Net cash provided by financing activities	(12,923)	43,409	24,112	85,461	138,240
Cash and Cash Equivalents, Period Increase (Decrease)	(5,899)	287
Net (decrease) increase in cash and cash equivalents	(5,899)	287	5,550	92	(38,390)
Effect of exchange rate changes on cash and cash equivalents	(114)	101	(662)	(759)	1,305
Cash and cash equivalents at beginning of period	17,317	12,429	12,429	13,096	50,181
Cash and cash equivalents at end of period	11,304	12,817	17,317	12,429	13,096
Supplemental disclosures of cash flow information:
Interest			9,279	6,609	2,294
Income taxes			26,209	26,224	31,385
Non-cash operating, investing and financing activities:
Common stock issued to savings and pension plan trusts			4,593	4,414	2,572
Decrease (increase) in current assets:
Accounts and notes receivable, net	47,767	72,481	(5,563)	(68,462)	(39,780)
Inventories	(23,789)	(100,674)	(67,314)	(111,395)	(13,641)
Prepaid expenses and other current assets	(1,186)	(4,087)	(2,281)	(2,082)	(1,719)
Increase (decrease) in accounts payables and accruals	(36,596)	(14,610)	(32,759)	39,097	13,105
Increase in interest payable	4,870	(220)	1,697	255	245
Increase in working capital	$ (8,934)	$ (47,110)	$ (106,220)	$ (142,587)	$ (41,790)